Average Annual Total Returns (Vanguard Explorer Value Fund, Vanguard Explorer Value Fund - Investor Shares)	12 Months Ended
Aug. 31, 2012
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.66%
Since Inception	11.61%
Inception Date	Mar. 30, 2010
Return After Taxes on Distributions
Average Annual Returns for Periods Ended December 31, 2012
One Year	18.06%
Since Inception	10.63%
Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns for Periods Ended December 31, 2012
One Year	12.74%
Since Inception	9.56%
Russell 2500 Value Index
Average Annual Returns for Periods Ended December 31, 2012
One Year	19.21%
Since Inception	10.13%